Property and equipment, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)
Property and Equipment, Net
Gross		¥ 9,161			¥ 14,905
Less: accumulated depreciation and amortization		(3,580)			(5,766)
Net book value		5,581		$ 1,474	9,139
Depreciation and Amortization
Depreciation and amortization expenses	¥ 2,282	1,295	¥ 764
Computer equipment and software
Property and Equipment, Net
Gross		5,675			9,829
Buildings and leasehold improvements
Property and Equipment, Net
Gross		2,434			2,828
Construction in progress
Property and Equipment, Net
Gross		780			1,818
Furniture, office and transportation equipment
Property and Equipment, Net
Gross		¥ 272			¥ 430